Accounting for Derivative Instruments and Hedging Activities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following tables present the fair value and locations of the Company's derivative instruments recorded on the balance sheets:

Derivatives Not Designated as Hedging Instruments
Puget Energy	June 30, 2012		December 31, 2011
(Dollars in Thousands)	Assets [1]	Liabilities [2]	Assets [1]	Liabilities [2]
Interest rate swaps:
Current	$—	$6,223	$—	$25,210
Long-term	—	13,924	—	27,199
Total interest rate swaps	$—	$20,147	$—	$52,409

Puget Energy and Puget Sound Energy
Electric portfolio:
Current	$4,031	$160,033	$5,212	$173,582
Long-term	9,523	50,048	5,508	90,752
Natural gas portfolio: [3]
Current	2,942	110,990	1,435	128,297
Long-term	6,458	49,237	4,576	78,607
Total energy derivatives	$22,954	$370,308	$16,731	$471,238
___________

[1]	Balance sheet location: Unrealized gain on derivative instruments.

[2]	Balance sheet location: Unrealized loss on derivative instruments.

[3]
PSE had a net derivative liability and an offsetting regulatory asset of $150.8 million at June 30, 2012 and $200.9 million at December 31, 2011 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers. All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980, “Regulated Operations” (ASC 980) due to the Purchased Gas Adjustment (PGA) mechanism. All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

The following tables present the fair value and locations of Puget Energy’s derivative instruments recorded on the balance sheets at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Interest rate swaps:
Current	$—	$25,210	$—	$30,047
Long-term	—	27,199	—	27,956
Electric portfolio:
Current	5,212	173,582	4,716	142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$523,647	$15,733	$456,235
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
Puget Energy had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following tables present the net unrealized (gain) loss of the Company's derivative instruments recorded on the statements of income:

Puget Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas / Power NPNS [1]	$—	$(2,720)	$(2,151)	$(10,769)
Natural gas for power generation	(13,647)	1,261	(13,698)	(40,262)
Power	(50,429)	(15,536)	(43,501)	918
Total net unrealized (gain) loss on derivative instruments	$(64,076)	$(16,995)	$(59,350)	$(50,113)
Interest expense – interest rate swaps	$(8,563)	$14,171	$(4,102)	$12,245
Other deductions – interest rate swaps	$925	$16,126	$(13,398)	$14,326
___________

[1]	Amount represents amortization related to contracts that were recorded at fair value as of the date of the merger.

The following table presents the net unrealized (gain) loss of Puget Energy’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

	Successor			Predecessor
Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011	Year Ended December 31, 2010	February 6, 2009 - December 31, 2009	January 1, 2009 - February 5, 2009
Gas / Power NPNS [1]	$(11,677)	$(40,564)	$(42,328)	$—
Gas for power generation	(23,993)	37,535	(71,921)	3,696
Power exchange	—	(2,619)	(2,247)	(588)
Power	47,164	59,743	(51,698)	759
Credit reserve [2]	—	—	11,593	—
Total net unrealized (gain) loss on derivative instruments	$11,494	$54,095	$(156,601)	$3,867
Interest expense – interest rate swaps	$21,159	$(10,918)	$—	$—
Other deductions – interest rate swaps	$12,388	$7,319	$—	$—
___________

1.	Amount represents amortization expense related to contracts that were recorded at fair value at the time of the merger order.

2.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following tables present the effect of hedging instruments on Puget Energy's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(10,905)	$(24,246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	—	(20)
			Purchased electricity	(188)	(252)
Total	$—	$—		$(11,093)	$(24,518)

Puget Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(14,763)	$(30,758)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	100	(50)
			Purchased electricity	12	(510)
Total	$—	$—		$(14,651)	$(31,318)
________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following tables present the effect of hedging instruments on Puget Energy’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2011
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(39,143)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(679)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(1,699)	Net unrealized loss on derivative instruments	—
Total	$—		$(41,521)		$—

Puget Energy (Dollars in Thousands)	Year Ended December 31, 2010
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(58,175)	Interest expense	$(33,887)		$—
Commodity contracts: Electric derivatives	—	Electric generation fuel	(3,347)	Net unrealized gain on derivative instruments	—
Electric derivatives	—	Purchased electricity	(3,453)	Net unrealized loss on derivative instruments	—
Total	$(58,175)		$(40,687)		$—

Puget Energy (Dollars in Thousands)	Successor February 6, 2009 - December 31, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$(22,777)	Interest expense	$(29,052)		$—
Commodity contracts: Electric derivatives	(19,933)	Electric generation fuel	(25,296)	Net unrealized gain on derivative instruments	325
Electric derivatives	(6,289)	Purchased electricity	(4,157)	Net unrealized loss on derivative instruments	(2,897)
Total	$(48,999)		$(58,505)		$(2,572)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Puget Energy (Dollars in Thousands)	Predecessor January 1, 2009 - February 5, 2009
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1,2)	Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)		Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
		Location		Location
Interest rate contracts:	$—	Interest expense	$(41)		$—
Commodity contracts: Electric derivatives	(20,791)	Electric generation fuel	(5,003)	Net unrealized loss on derivative instruments	—
Electric derivatives	(3,371)	Purchased electricity	(1,934)	Net unrealized loss on derivative instruments	(986)
Total	$(24,162)		$(6,978)		$(986)
_________________

1.	Changes in OCI are reported in after-tax dollars.

2.
The balances associated with the components of accumulated other comprehensive income (loss) on the Predecessor basis were eliminated as a result of push-down accounting effective February 6, 2009, when the Successor period began.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

The following table presents the effect of hedging instruments on PSE’s OCI and statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy (Dollars in Thousands)	Year Ended December 31,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives [1] (Effective Portion 2)			Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 3)				Gain (Loss) Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing 3)
	2011	2010	2009	Location	2011	2010	2009	Location	2011	2010	2009
Interest rate contracts:	$—	$—	$—	Interest expense	$(488)	$(488)	$(488)		$—	$—	$—
Commodity contracts: Electric derivatives:	—	—	(49,848)	Electric generation fuel	(20,625)	(57,479)	(117,524)	Net unrealized gain on derivative instruments	—	—	—
Electric derivatives	—	—	(11,429)	Purchased electricity	(12,726)	(17,207)	(20,686)	Net unrealized loss on derivative instruments	—	—	(2,749)
Total	$—	$—	$(61,277)		$(33,839)	$(75,174)	$(138,698)		$—	$—	$(2,749)
___________

1.	On July 1, 2009 all electric and gas related cash flow hedge relationships were de-designated. Subsequent measurements of fair value are recorded through earnings, not OCI.

2.	Changes in OCI are reported in after-tax dollars.

3.	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location
The following tables present the effect of the Company's derivatives not designated as hedging instruments on income:

Puget Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Interest rate contracts:	Other deductions	$(7,297)	$(25,412)	$(6,770)	$(25,460)
	Interest expense	(9,902)	(22,699)	(19,264)	(27,276)
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net [1]	64,076	14,275	57,199	39,344
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$4,356	$(61,802)	$(79,762)	$(96,844)
___________

[1]
Differs from the amounts stated in the statements of income as it does not include amortization related to contracts that were recorded at fair value at the time of the February 2009 merger and subsequently designated as NPNS of $0.0 million and $2.2 million for the three and six months ended June 30, 2012 and $2.7 million and $10.8 million for the three and six months ended June 30, 2011, respectively.

The following tables present the effect of Puget Energy’s derivaticyes not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Energy		Year Ended December 31,		Year Ended December 31,
(Dollars in Thousands)	Location	2011		2010
Interest rate contracts:
	Other deductions	$(28,601)		$(7,955)
	Interest expense	(46,045)		9,423
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	(23,170)	[1]	(94,659)	[2]
	Electric generation fuel	(98,208)		(100,514)
	Purchased electricity	(66,845)		(36,886)
Total gain (loss) recognized in income on derivatives		$(262,869)		$(230,591)

Puget Energy (Dollars in Thousands)		Successor		Predecessor
	Location	February 6, 2009 - December 31, 2009		January 1, 2009 - February 5, 2009
Interest rate contracts:
	Other deductions	$—		$—
	Interest income	$—		$—
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	117,515	[3]	(2,881)	[4]
	Electric generation fuel	(88,185)		(863)
	Purchased electricity	(56,498)		(243)
Total gain (loss) recognized in income on derivatives		$(27,168)		$(3,987)
______________

1.
Differs from the amount stated in the statements of income as it does not include $11.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

2.
Differs from the amount stated in the statements of income as it does not include $40.6 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS.

3.
Differs from the amount stated in the statements of income as it does not include $41.7 million of amortization expense related to contracts that were recorded at fair value at the time of the merger and subsequently designated as NPNS and $(2.6) million related to hedge ineffectiveness.

4.	Differs from the amount stated in the statements of income as it does not include $(1.0) million related to hedge ineffectiveness.

Schedule of Notional Amounts of Outstanding Derivative Positions
The Company had the following outstanding interest rate and commodity contracts as of June 30, 2012:

Derivatives not designated as hedging instruments:	Number of Units
Puget Energy:
Interest rate swaps	$450.0	million
Puget Energy and Puget Sound Energy:
Natural gas derivatives	508,805,338	MMBtus
Electric generation fuel	137,635,000	MMBtus
Purchased electricity	11,629,550	MWhs

The Company had the following outstanding contracts as of December 31, 2011:

Puget Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Interest rate swaps	$1.277	Billion

Puget Energy and Puget Sound Energy	Number of Units
At December 31, 2011
Derivatives not designated as hedging instruments:
Gas derivatives [1]	486,950,216	MMBtus
Electric generation fuel	140,557,000	MMBtus
Purchased electricity	12,264,650	MWhs
_________

1.	Unrealized gains (losses) on gas derivatives are offset by a regulatory asset or liability in accordance with ASC 980 due to the PGA mechanism.

Schedule of Credit Risk Related Contingent Features
The table below presents the fair value of the overall contractual contingent liability positions for the Company's derivative activity at June 30, 2012:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(37,833)	$—	$37,833
Requested credit for adequate assurance	(74,936)	—	—
Forward value of contract [3]	(12,093)	—	—
Total	$(124,862)	$—	$37,833

The table below presents the fair value of the overall contractual contingent liability positions for the Company’s derivative activity at December 31, 2011:

Puget Energy and Puget Sound Energy Contingent Feature (Dollars in Thousands)	Fair Value [1] Liability	Posted Collateral	Contingent Collateral
Credit rating [2]	$(52,048)	$—	$52,048
Requested credit for adequate assurance	(95,959)	—	—
Forward value of contract [3]	(16,342)	—	—
Total	$(164,349)	$—	$52,048
__________

1.
Represents the derivative fair value of contracts with contingent features for counterparties in net derivative liability positions at December 31, 2011.  Excludes NPNS, accounts payable and accounts receivable liability.

2.	Failure by PSE to maintain an investment grade credit rating from each of the major credit rating’s agencies provides counterparties a contractual right to demand collateral.

3.	Collateral requirements may vary, based on changes in forward value of underlying transactions relative to contractually defined collateral thresholds.

PUGET SOUND ENERGY, INC.
Derivative [Line Items]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The following table presents the fair value and locations of PSE’s derivative instruments recorded on the balance sheet at December 31, 2011 and 2010:

Derivatives Not Designated as Hedging Instruments
Puget Sound Energy	December 31, 2011		December 31, 2010
(Dollars in Thousands)	Assets [1]	Liabilities [1]	Assets [1]	Liabilities [1]
Electric portfolio:
Current	$5,212	$173,582	$4,716	$142,780
Long-term	5,508	90,752	5,046	99,801
Gas portfolio: [2]
Current	1,435	128,297	2,784	100,273
Long-term	4,576	78,607	3,187	55,378
Total derivatives	$16,731	$471,238	$15,733	$398,232
___________

1.	Balance sheet location: Unrealized (gain) loss on derivative instruments.

2.
PSE had a derivative liability and an offsetting regulatory asset of $200.9 million at December 31, 2011 and $149.7 million at December 31, 2010 related to financial contracts used to economically hedge the cost of physical gas purchased to serve natural gas customers.  All fair value adjustments on derivatives relating to the natural gas business have been reclassified to a deferred account in accordance with ASC 980 due to the PGA mechanism.  All increases and decreases in the cost of natural gas supply are passed on to customers with the PGA mechanism and the gains and losses on the hedges in future periods will be recorded as gas costs.

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Puget Sound Energy	Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	2012	2011	2012	2011
Natural gas for power generation	$(13,647)	$1,476	$(13,696)	$(23,201)
Power	(46,203)	(11,124)	(36,019)	7,569
Total net unrealized (gain) loss on derivative instruments	$(59,850)	$(9,648)	$(49,715)	$(15,632)

The following table presents the net unrealized (gain) loss of PSE’s derivative instruments recorded on the statements of income for the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy	Year Ended December 31,
(Dollars in Thousands)	2011	2010	2009
Gas for power generation	$(4,043)	$91,666	$(2,835)
Power exchange	—	(2,620)	(2,822)
Power	58,189	77,907	4,321
Credit reserve [1]	—	—	82
Total net unrealized (gain) loss on derivative instruments	$54,146	$166,953	$(1,254)
___________

1.	Beginning in the second quarter 2009, the credit reserve was incorporated as a component of the individual derivative value and not recorded separately.

Schedule of Derivative Instruments, Effect on Other Comprehensive Income (Loss)
The following tables present the effect of hedging instruments on PSE's OCI and statements of income, related to derivatives that were in a previous cash flow hedge relationship:

Puget Sound Energy (Dollars in Thousands)	Three Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(122)	$(123)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	(4,414)	(237)
			Purchased electricity	—	(4,663)
Total	$—	$—		$(4,536)	$(5,023)

Puget Sound Energy (Dollars in Thousands)	Six Months Ended June 30,
Derivatives in Cash Flow Hedging Relationships	Gain (Loss) Recognized in OCI on Derivatives (Effective Portion 1)		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion 2)
	2012	2011	Location	2012	2011
Interest rate contracts:	$—	$—	Interest expense	$(244)	$(246)
Commodity contracts: Electric derivatives	—	—	Electric generation fuel	97	(17,109)
			Purchased electricity	(7,468)	(7,159)
Total	$—	$—		$(7,615)	$(24,514)
___________

[1]	Changes in OCI are reported in after-tax dollars.

[2]	A reclassification of a loss in OCI increases accumulated OCI and decreases earnings. Amounts reported are in pre-tax dollars.

Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location

Puget Sound Energy		Three Months Ended June 30,		Six Months Ended June 30,
(Dollars in Thousands)	Location	2012	2011	2012	2011
Commodity contracts:
Electric derivatives	Unrealized gain (loss) on derivative instruments, net	$59,850	$9,648	$49,715	$15,632
	Electric generation fuel	(2,981)	(8,808)	(25,974)	(49,622)
	Purchased electricity	(39,540)	(19,158)	(84,953)	(33,830)
Total gain (loss) recognized in income on derivatives		$17,329	$(18,318)	$(61,212)	$(67,820)

The following table presents the effect of PSE’s derivatives not designated as hedging instruments on income during the years ended December 31, 2011, 2010 and 2009:

Puget Sound Energy		Year Ended December 31,
(Dollars in Thousands)	Location	2011	2010	2009
Commodity contracts:
Electric derivatives	Net unrealized gain (loss) on derivative instruments	$(54,146)	$(166,953)	$4,003	[1]
	Electric generation fuel	(98,208)	(100,514)	(89,255)
	Purchased electricity	(66,845)	(36,886)	(40,770)
Total gain (loss) recognized in income on derivatives		$(219,199)	$(304,353)	$(126,022)
___________________

1.	Differs from the amount stated in the statements of income as it does not include $(2.7) million related to hedge ineffectiveness